Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2015 JPY (¥)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	¥ (12,785)
Actuarial loss	10,830
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(132)
Actuarial loss	¥ 3,213